Average Annual Total Returns - Macquarie Tax-Free Minnesota Fund	Bloomberg Municipal Bond Index 1 year	Bloomberg Municipal Bond Index 5 years	Bloomberg Municipal Bond Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years
Total	6.40%	2.25%	3.03%	(0.16%)	0.33%	1.86%	(0.16%)	0.31%	1.84%	1.14%	0.86%	2.11%	2.82%	0.51%	1.57%	4.87%	1.51%	2.60%